SCHEDULE OF PREPAID EXPENSE AND ACCOUNTS PAYABLE TO RELATED PARTY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Prepaid expense - related party	$ 235,791	$ 128,378	$ 9,490
Advances and accounts payable to related party		1,776	165,958
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Prepaid expense - related party		120,483
Luquan Shengcaofeng Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Advances and accounts payable to related party			165,958
Sichuan Aixintang Xinfu Chain Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Advances and accounts payable to related party		$ 1,776